SUBSEQUENT EVENTS (Details) - $ / shares	Mar. 27, 2026	Mar. 12, 2026
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Exchange ratio	1
Distribution
Disclosure of non-adjusting events after reporting period [line items]
Distribution declared (in USD per share)		$ 0.0625